CONVERTIBLE NOTE (Details) (Convertible Note, ILS)	12 Months Ended
Dec. 31, 2012
Convertible Note
Convertible Note [Line Items]
Due date for repayment of short term liability	2013-11
Annual interest	5.25%
Exercise price of converted shares	6.5